PROPERTY AND EQUIPMENT	6 Months Ended	12 Months Ended
	Apr. 30, 2026	Dec. 31, 2025
Property, Plant, and Equipment [Abstract]
PROPERTY AND EQUIPMENT

NOTE 4 – PROPERTY AND EQUIPMENT

Property and equipment consisted of the following:

	April 30, 2026	October 31, 2025
Vehicles	$36,500	$36,500
Small equipment	32,943	$32,943
Large equipment	1,683,122	1,669,954
Property and Equipment, Gross	$1,752,565	$1,739,397
Less: Accumulated depreciation	(544,861)	(416,208)
Property and Equipment, Net	$1,207,704	$1,323,189

Depreciation expense for the six months ended April 30, 2026 and 2025 were $128,653 and $111,988, respectively.

NOTE 4 – PROPERTY AND EQUIPMENT

Property and equipment consisted of the following:

	October 31, 2025	October 31, 2024
Vehicles	$36,500	$60,702
Small equipment	32,943	$32,943
Large equipment	1,669,954	1,093,166
Property and Equipment, Gross	$1,739,397	$1,186,811
Less: Accumulated depreciation	(416,208)	(191,913)
Property and Equipment, Net	$1,323,189	$994,898

Depreciation expense for the years ended October 31, 2025, and 2024 were $238,295 and $154,973, respectively.